CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Direct financing lease income
Direct financing lease interest income	$ 174,306	$ 4,934,157	$ 7,595,992
Interest expense for direct financing lease	(11,181)	(11,967)	(411,066)
Business collaboration fee and commission expenses for leasing projects	0	(37,572)	(68,342)
Provision for lease payment receivable	(9,495,002)	(19,379,086)	(81,585,960)
Net direct financing lease interest income after provision for receivables	(9,331,877)	(14,494,468)	(74,469,376)
Net revenue	(9,331,877)	(14,494,468)	(74,469,376)
Non-interest income
Interest on investment securities	0	0	105,878
Investment loss	0	(164,098,554)	0
Total non-interest(loss) income	0	(164,098,554)	105,878
Non-interest expense
Business taxes and surcharge	(476)	(7,652)	(15,827)
Salaries and employee charges	(920,194)	(923,325)	(542,628)
Rental expenses	(97,693)	(95,545)	(102,859)
Other operating expenses	(6,136,647)	(481,311)	(2,062,802)
Total non-interest expense	(7,155,010)	(1,507,833)	(2,724,116)
Loss before taxes	(16,486,887)	(180,100,855)	(77,087,614)
Income tax (expense)credit	(24,590,417)	3,999,361	18,900,720
NET LOSS	(41,077,304)	(176,101,494)	(58,186,894)
Loss from discontinued operation	0	0	8,377,166
Total Net Losses	(41,077,304)	(176,101,494)	(49,809,728)
Other comprehensive income (loss)
Foreign currency translation adjustment	2,381,422	(2,305,407)	(9,623,857)
COMPREHENSIVE LOSS	$ (38,695,882)	$ (178,406,901)	$ (59,433,585)
Weighted-average ordinary shares outstanding
Basic	19,837,642	19,837,642	19,837,642
Diluted	19,837,642	19,837,642	19,837,642
Earnings (loss) per share
Basic	$ (2.07)	$ (8.88)	$ (2.51)
Diluted	(2.07)	(8.88)	(2.51)
From continuing operation - Basic	(2.07)	(8.88)	(2.93)
From continuing operation - Diluted	(2.07)	(8.88)	(2.93)
From discontinued operation - Basic	0	0	0.42
From discontinued operation - Diluted	$ 0.00	$ 0.00	$ 0.42